Quarterly Statements of Operations	12 Months Ended
Sep. 30, 2017
Quarterly Statements of Operations

3.    Quarterly Statements of Operations

Fiscal Period Ended September 30, 2017

	Three Months Ended (unaudited)			Fiscal Period Ended Sept-30, 2017
(Amounts in 000’s of US$, except per share data)	Mar-31, 2017	Jun-30, 2017	Sept-30, 2017
EXPENSES
Sponsor fees	$13	$22	$16	$51
Gold Delivery Provider fees	7	11	8	26

Total expenses	20	33	24	77

Net investment loss	(20)	(33)	(24)	(77)

Net realized and change in unrealized gain/(loss) on investment in gold and Gold Delivery Agreement
Net realized gain/(loss) from investment in gold sold to pay Sponsor fees	1	1	1	3
Net realized gain/(loss) from Gold Delivery Agreement	(86)	(1,227)	(520)	(1,833)
Net realized gain/(loss) on gold transferred to cover Gold Delivery Agreement and Gold Delivery Provider fees	39	115	116	270
Net realized gain/(loss) from gold distributed for the redemption of shares	—	—	486	486
Net change in unrealized appreciation/(depreciation) from investment in gold	812	(62)	64	814

Net realized and change in unrealized gain/(loss) from investment in gold and Gold Delivery Agreement	766	(1,173)	147	(260)

Net income/(loss)	$746	$(1,206)	$123	$(337)

Net income/(loss) per share	$3.85	$(5.48)	$0.80	$(1.80)

Weighted average number of shares (in 000’s)	194	220	153	187

SPDR Long Dollar Gold Trust [Member]
Quarterly Statements of Operations

3.    Quarterly Statements of Operations

Fiscal Period Ended September 30, 2017

	Three Months Ended (unaudited)			Fiscal Period Ended Sept-30, 2017
(Amounts in 000’s of US$, except per share data)	Mar-31, 2017	Jun-30, 2017	Sept-30, 2017
EXPENSES
Sponsor fees	$13	$22	$16	$51
Gold Delivery Provider fees	7	11	8	26

Total expenses	20	33	24	77

Net investment loss	(20)	(33)	(24)	(77)

Net realized and change in unrealized gain/(loss) on investment in gold and Gold Delivery Agreement
Net realized gain/(loss) from investment in gold sold to pay Sponsor fees	1	1	1	3
Net realized gain/(loss) from Gold Delivery Agreement	(86)	(1,227)	(520)	(1,833)
Net realized gain/(loss) on gold transferred to cover Gold Delivery Agreement and Gold Delivery Provider fees	39	115	116	270
Net realized gain/(loss) from gold distributed for the redemption of shares	—	—	486	486
Net change in unrealized appreciation/(depreciation) from investment in gold	812	(62)	64	814

Net realized and change in unrealized gain/(loss) from investment in gold and Gold Delivery Agreement	766	(1,173)	147	(260)

Net income/(loss)	$746	$(1,206)	$123	$(337)

Net income/(loss) per share	$3.85	$(5.48)	$0.80	$(1.80)

Weighted average number of shares (in 000’s)	194	220	153	187